COMMITMENTS AND CONTINGENCIES (Details) (USD $)	3 Months Ended								12 Months Ended								1 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 ANI Pharmaceuticals, Inc Employee Reduction	Dec. 31, 2012 ANI Pharmaceuticals, Inc Executive Officer Severance item	Dec. 31, 2012 Antares Pharma, Inc. License	Dec. 31, 2011 Antares Pharma, Inc. License	Dec. 31, 2010 Antares Pharma, Inc. License	Dec. 31, 2012 Wake Forest License item
License agreement
Royalties on sales of products														$ 550,736	$ 335,160	$ 152,228
Licensing expense	15,000	50,000	0	30,000	0	50,000	0	0	95,000	50,000	268,750						300,000
Number of patents for which an option for an exclusive license is exercised																	3
Severance costs												215,979
Number of executive officers who would be terminated immediately following the completion of the merger													3
Contingent severance payments to executive officers, minimum													526,400
Contingent severance payments to executive officers, maximum													$ 1,490,100